UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00487

SECURITY LARGE CAP VALUE FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SECURITY LARGE CAP VALUE FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 97.3%
Financials - 20.0%
Aon Corp.	37,400	$1,750,320
U.S. Bancorp	61,332	1,659,031
Wells Fargo & Co.	56,952	1,569,597
Berkshire Hathaway, Inc. – Class A*	10	1,147,550
JPMorgan Chase & Co.	28,363	943,070
Allstate Corp.	30,950	848,339
BB&T Corp.	29,532	743,320
State Street Corp.	17,200	693,332
Progressive Corp.	12,600	245,826

Total Financials		9,600,385

Energy - 16.8%
Chevron Corp.	17,060	1,815,184
Williams Companies, Inc.	44,700	1,475,994
McDermott International, Inc.*	113,000	1,300,630
Apache Corp.	10,429	944,659
Halliburton Co.	24,200	835,142
ConocoPhillips	11,000	801,570
Chesapeake Energy Corp.	20,200	450,258
Exxon Mobil Corp.	5,300	449,228

Total Energy		8,072,665

Industrials - 14.3%
Equifax, Inc.	49,500	1,917,630
Republic Services, Inc.	38,600	1,063,430
United Technologies Corp.	12,900	942,861
URS Corp.*	23,300	818,296
FedEx Corp.	5,800	484,358
Parker Hannifin Corp.	6,200	472,750
USG Corp.*	42,300	429,768
Quanta Services, Inc.*	18,815	405,275
GeoEye, Inc.*	14,172	314,902

Total Industrials		6,849,270

Information Technology - 13.6%
Western Union Co.	88,600	1,617,836
TE Connectivity Ltd.	39,650	1,221,617

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Information Technology - 13.6% (continued)
Computer Sciences Corp.	46,800	$1,109,160
Cisco Systems, Inc.	54,000	976,320
Hewlett-Packard Co.	32,641	840,832
Visa, Inc. – Class A	7,400	751,322

Total Information Technology		6,517,087

Consumer Staples - 10.1%
CVS Caremark Corp.	41,100	1,676,058
Kraft Foods, Inc. – Class A	28,300	1,057,288
Wal-Mart Stores, Inc.	17,100	1,021,896
Bunge Ltd.	10,800	617,760
Costco Wholesale Corp.	5,700	474,924

Total Consumer Staples		4,847,926

Health Care - 9.6%
Aetna, Inc.	42,400	1,788,856
Covidien plc	20,650	929,457
Forest Laboratories, Inc.*	21,400	647,564
UnitedHealth Group, Inc.	9,400	476,392
Medco Health Solutions, Inc.*	8,100	452,790
Hospira, Inc.*	11,490	348,951

Total Health Care		4,644,010

Consumer Discretionary - 6.5%
Lowe’s Companies, Inc.	59,000	1,497,420
Time Warner, Inc.	35,100	1,268,514
Best Buy Company, Inc.	16,100	376,257

Total Consumer Discretionary		3,142,191

Utilities - 3.2%
Edison International	36,800	1,523,520
Materials - 2.1%
Dow Chemical Co.	35,900	1,032,484
Telecommunication Services - 1.1%
Windstream Corp.	46,876	550,324
Total Common Stocks (Cost $43,274,516)		46,779,862

Total Investments - 97.3% (Cost $43,274,516)		$46,779,862

Cash & Other Assets, Less Liabilities - 2.7%		1,283,500

Total Net Assets - 100.0%		$48,063,362

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.

plc	Public Limited Company

Large Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 92.7%
Financials - 17.8%
Aon Corp.	2,070	$96,876
Wells Fargo & Co.	3,043	83,865
U.S. Bancorp	3,041	82,259
Berkshire Hathaway, Inc. – Class B*	700	53,410
Allstate Corp.	1,750	47,967
JPMorgan Chase & Co.	1,376	45,752
BB&T Corp.	1,751	44,073
State Street Corp.	1,000	40,310
Progressive Corp.	700	13,657

Total Financials		508,169

Energy - 16.3%
Chevron Corp.	990	105,336
Williams Companies, Inc.	2,590	85,522
McDermott International, Inc.*	6,270	72,168
Apache Corp.	618	55,978
ConocoPhillips	660	48,094
Halliburton Co.	1,360	46,934
Exxon Mobil Corp.	300	25,428
Chesapeake Energy Corp.	1,100	24,519

Total Energy		463,979

Industrials - 14.0%
Equifax, Inc.	2,920	113,121
Republic Services, Inc.	2,160	59,508
URS Corp.*	1,565	54,963
United Technologies Corp.	730	53,356
Parker Hannifin Corp.	340	25,925
FedEx Corp.	300	25,053
Quanta Services, Inc.*	1,120	24,125
USG Corp.*	2,190	22,250
GeoEye, Inc.*	887	19,709

Total Industrials		398,010

Information Technology - 12.6%
Western Union Co.	5,040	92,030
TE Connectivity Ltd.	2,310	71,171
Computer Sciences Corp.	2,500	59,250
Cisco Systems, Inc.	3,000	54,240
Hewlett-Packard Co.	1,645	42,375

	Shares	Value
COMMON STOCKS† - 92.7% (continued)
Information Technology - 12.6% (continued)
Visa, Inc. – Class A	400	$40,612

Total Information Technology		359,678

Consumer Staples - 9.9%
CVS Caremark Corp.	2,160	88,085
Kraft Foods, Inc. – Class A	2,150	80,324
Wal-Mart Stores, Inc.	960	57,370
Bunge Ltd.	545	31,174
Costco Wholesale Corp.	315	26,246

Total Consumer Staples		283,199

Health Care - 9.6%
Aetna, Inc.	2,420	102,100
Covidien plc	1,350	60,763
Forest Laboratories, Inc.*	1,100	33,286
UnitedHealth Group, Inc.	590	29,901
Medco Health Solutions, Inc.*	480	26,832
Hospira, Inc.*	681	20,682

Total Health Care		273,564

Consumer Discretionary - 6.4%
Lowe’s Companies, Inc.	3,430	87,053
Time Warner, Inc.	2,040	73,726
Best Buy Company, Inc.	800	18,696

Total Consumer Discretionary		179,475

Utilities - 3.1%
Edison International	2,130	88,182

Materials - 2.0%
Dow Chemical Co.	1,950	56,082

Telecommunication Services - 1.0%
Windstream Corp.	2,530	29,702

Total Common Stocks (Cost $2,396,569)		2,640,040

EXCHANGE TRADED FUNDS† - 2.6%
iShares S&P 500 Value Index Fund	660	38,168
iShares Russell 1000 Value Index Fund	580	36,818

Total Exchange Traded Funds (Cost $78,527)		74,986

Total Investments - 95.3% (Cost $2,475,096)		$2,715,026

Cash & Other Assets, Less Liabilities - 4.7%		134,455

Total Net Assets - 100.0%		$2,849,481

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments, the Funds’ adviser, under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; and (ii) other information and considerations, including current values in related markets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2011:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Large Cap Value Fund	$46,779,862	$—	$—	$46,779,862
Large Cap Value Institutional Fund	2,715,026	—	—	2,715,026

Liabilities
Large Cap Value Fund	$—	$—	$—	$—
Large Cap Value Institutional Fund	—	—	—	—

For the period ended December 31, 2011, there were no transfers between levels.

3. Options Written

Information as to options written by the Funds during the period ended December 31, 2011, and options outstanding at period end is provided below:

Written Put Options

	Large Cap Value Fund		Large Cap Value Institutional Fund
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Balance at September 30, 2011	73	$13,393	5	$917
Options written	—	—	—	—
Options terminated in closing purchase transactions	—	—	—	—
Options expired	(73)	(13,393)	(5)	(917)
Options exercised	—	—	—	—

Balance at December 31, 2011	—	—	—	—

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 24, 2012

By:	/s/ NIKOLAOS BONOS
Nikolaos Bonos, Treasurer

Date:	February 24, 2012